Net Finance Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net Finance Expense [Line Items]
Interest expenses from loans and financings	$ 864,371	$ 850,830
Interest income from short-term investments	$ 136,247	$ 61,531